Schedule of Impairment Provision (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Inventory Disclosure [Abstract]
Balance, beginning of the year/period	$ 123,527	£ 97,727	£ 11,206
Addition			86,521
Written off	(93,030)	(73,599)
Balance, end of the year/period	$ 30,497	£ 24,128	£ 97,727